Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) $ in Thousands	Jun. 30, 2026 CAD ($)
Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	$ 8,350,279
Remaining 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	3,887,889
2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	652,517
2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	218,354
2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	478,888
2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	572,622
Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,540,009
Trade and other payables [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	50,176
Trade and other payables [Member] | Remaining 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	50,176
Trade and other payables [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,323
Customer and other deposits [Member] | Remaining 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	455
Customer and other deposits [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	531
Customer and other deposits [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	176
Customer and other deposits [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | 2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	161
Satellite performance incentive payments [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	12,789
Satellite performance incentive payments [Member] | Remaining 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,708
Satellite performance incentive payments [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,716
Satellite performance incentive payments [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,595
Satellite performance incentive payments [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,595
Satellite performance incentive payments [Member] | 2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,595
Satellite performance incentive payments [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	580
Derivative Liabilities [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,320,155
Derivative Liabilities [Member] | Remaining 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,320,155
Derivative Liabilities [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative Liabilities [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative Liabilities [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative Liabilities [Member] | 2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative Liabilities [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,535
Other financial liabilities [Member] | Remaining 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,535
Other financial liabilities [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Indebtedness [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	6,963,301	[1]
Indebtedness [Member] | Remaining 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,512,860	[1]
Indebtedness [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	649,270	[1]
Indebtedness [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	215,583	[1]
Indebtedness [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	476,293	[1]
Indebtedness [Member] | 2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	570,027	[1]
Indebtedness [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,539,268	[1]
Carrying amount [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	5,424,601
Carrying amount [Member] | Trade and other payables [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	50,176
Carrying amount [Member] | Customer and other deposits [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,323
Carrying amount [Member] | Satellite performance incentive payments [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	10,928
Carrying amount [Member] | Derivative Liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,320,155
Carrying amount [Member] | Other financial liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,535
Carrying amount [Member] | Indebtedness [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	$ 4,039,484	[1]

[1]	Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on repayment. The contractual cash flows for Telesat Lightspeed Financing include anticipated future drawings and mandatory repayments against the loan.